Supplemental Guarantor Information (Textuals) (Details) - 2016 Senior Notes [Member] - USD ($) $ in Millions	Jun. 30, 2016	Apr. 19, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Senior Notes, Noncurrent	$ 400.0	$ 400.0	$ 0.0
Debt Instrument, Interest Rate, Stated Percentage		8.50%